Employee Benefit Plans (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in projected benefit obligation:
Balance, January 1	$ 23,234	$ 20,602
Service cost	1,343	1,179	$ 1,325
Interest cost	1,009	956	838
Actuarial loss	2,843	961
Benefits paid	(558)	(464)
Balance, December 31	27,871	23,234	20,602
Change in plan assets:
Fair value, January 1	16,502	15,031
Actual return on plan assets	2,890	1,251
Employer contribution	1,183	772
Expenses paid	(93)	(88)
Benefits paid	(558)	(464)
Fair value, December 31	19,924	16,502	$ 15,031
Funded status at end of year	(7,947)	(6,732)
Accumulated benefit obligation	$ 21,940	$ 18,586